Statements of Net Assets Available for Benefits - EBP 71-0335111 001 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Cash	$ 187,492	$ 54,329
Investments, at fair value:
Investments, fair value	1,513,846,351	1,343,146,217
Investments, fair value	1,513,846,351	1,343,146,217
Investments, fair value	1,513,846,351	1,343,146,217
Receivables:
Notes receivable from participants	64,506,761	61,047,045
Participants	2,562,871	2,714,766
Employer	910,324	938,865
Accrued investment income	101,840	74,937
Total receivables	68,081,796	64,775,613
Net assets available for benefits	1,582,115,639	1,407,976,159
Mutual Fund [Member]
Investments, at fair value:
Investments, fair value	1,180,850,917	1,011,718,764
Investments, fair value	1,180,850,917	1,011,718,764
EBP, Employer, Common Stock [Member]
Investments, at fair value:
Investments, fair value	249,539,519	248,051,604
Investments, fair value	249,539,519	248,051,604
Common Collective Trust [Member]
Investments, at fair value:
Investments, fair value	83,455,915	83,375,849
Investments, fair value	$ 83,455,915	$ 83,375,849